Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1.	DESCRIPTION OF BUSINESS:

AMERI Holdings, Inc. (“AMERI”, the “Company”, “we” or “our”) is a company that, through the operations of its eleven subsidiaries, provides SAP TM cloud and digital enterprise services to clients worldwide. Headquartered in Alpharetta, Georgia, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology. The Company earns almost all of its revenue from North America. The Company takes the position that all of its businesses operate as a single segment.

On January 10, 2020, we and Ameri100 Inc. (“Buyer”) entered into a Stock Purchase Agreement (the “Agreement”) pursuant to which, among other things and subject to the satisfaction or waiver of specified conditions, the Company will sell to Buyer and Buyer will purchase from the Company one hundred percent (100%) of the outstanding equity interests (the “Purchased Shares”) of Ameri100 Holdco, Inc. (“Holdco”) (the “Spin-Off”).

On January 10, 2020, the Company entered into an Amalgamation Agreement (as amended on May 6, 2020, the “Amalgamation Agreement”) with Jay Pharma Merger Sub, Inc. a company organized under the laws of Canada and a wholly-owned subsidiary of the Company (“Merger Sub”), Jay Pharma Inc., a company organized under the laws of Canada (“Jay Pharma”), Jay Pharma ExchangeCo., Inc. a company organized under the laws of British Columbia and a wholly-owned subsidiary of the Company (“ExchangeCo”), and Barry Kostiner, as the Company Representative, which provides that, among other things, Merger Sub and Jay Pharma will be amalgamated and will continue as one corporation (“Amalco”), with Amalco continuing as a direct wholly-owned subsidiary of ExchangeCo and an indirect wholly-owned subsidiary of Ameri, on the terms and conditions set forth in the Amalgamation Agreement.

NOTE 1.	DESCRIPTION OF BUSINESS:

AMERI Holdings, Inc. (“AMERI”, the “Company”, “we” or “our”) is a fast-growing company that, through the operations of its eleven subsidiaries, provides SAP TM cloud and digital enterprise services to clients worldwide. Headquartered in Suwanee, Georgia, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology. The Company earns almost all of its revenue from North America. The Company takes the position that all of its businesses operate as a single segment.

Reverse Stock Split

A 1-for-25 reverse share split of our outstanding common stock was effected on November 25, 2019 as approved by our Board of Directors and a majority of our shareholders. The reverse share split reduced the number of common shares issued and outstanding from approximately 62.8 million to 2.5 million as of December 31, 2019. As such, all references to share and per share amounts in this Annual Report on Form 10-K have been retroactively restated to reflect the 1-for-25 reverse share split, except for the authorized number of shares of our common stock and the par value per share, which were not affected.